Financial result, net (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Financial Result Net

	December 31, 2021	December 31, 2020	December 31, 2019
Interest earned on bank deposits	264	556	334
Foreign exchange gains	3,035	2,058	734
Gains from fair value of derivative financial instruments (i, ii)	2,317	174	—
Marketable securities and short term investments gains	1,614	1,116	224
Other financial income	184	—	—

Financial income	7,414	3,904	1,292

Foreign exchange losses	(4,223)	(4,401)	(3)
Losses from fair value of derivative financial instruments (i, ii)	(2,510)	(582)	(268)
Interest on loans	(94)	(219)	(449)
Interest on lease liabilities	(696)	(775)	(870)
Short-term investments losses	(974)	—	—
Adjustment of hyperinflation	(2,274)	(779)	(409)
Other financial expenses (iii)	(1,287)	(282)	(1,187)

Financial expense	(12,058)	(7,038)	(3,186)

Financial result, net	(4,644)	(3,134)	(1,894)

(i)	Refers to gains and losses on change in the fair value of a hedge item obtained with Itaú Bank as of June 2020 related to a loan between related parties in U.S. dollars (refer to note 26.1).
(ii)	Refers to gain and losses on change in the fair value of a hedge item obtained with Itaú Bank as of June 2019 related to a loan with Itaú Bank in euros (refer to note 26.1).
(iii)	Refer mainly to taxes on financial transactions and other financial expenses.